Provisions - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 ARS ($)
Provisions [abstract]
Estimate Of Undiscounted Claims That Arise From Contracts Contingnet Liabilities	$ 31,355
Estimated Actual ClaimsThat Arise From Contracts Results To Outflow Of Funds Contingent Liabilities	$ 19,656
Liabilities For Incurred Claims Arise That Arise From Contracts For Next Fiscal Year	12 months